Nature of business, basis of presentation and summary of significant accounting policies (10Q) (Details Textual) - USD ($) $ in Thousands	Sep. 30, 2015	Dec. 31, 2014	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Cash and Cash Equivalents, at Carrying Value	$ 358	$ 775	$ 641	$ 945	$ 486
Accumulated deficit	$ (126,082)	$ (123,199)		$ (119,184)